UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804

(Address of principal executive offices) (Zip code)

Paracorp Inc.

2140 South Dupont Hwy, Camden, DE 19934

(Name and address of agent for service)

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Item 1.	Report to Stockholders.

Select STOXX® Europe Aerospace & Defense ETF Tailored Shareholder Report

Select STOXX® Europe Aerospace & Defense ETF

Ticker: EUAD

Exchange: CBOE

semi-annual shareholder report February 28, 2026

This semi-annual shareholder report contains important information about Select STOXX® Europe Aerospace & Defense ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.select-funds.com . You can also request this information by contacting us at (800) 773-3863 .

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select STOXX® Europe Aerospace & Defense ETF	$ 26	0.50%¹
¹	Annualized.

In what did the Fund invest?

(as of February 28, 2026)

Industry Breakdown (% of net assets)

²	3.85% represents total return swaps.
Top Holdings	(% of net assets)
Airbus SE	6.6%
Rolls-Royce Holdings PLC	4.7%
MTU Aero Engines AG	4.7%
Safran SA	4.6%
Rheinmetall AG	4.4%
BAE Systems PLC	4.2%
Leonardo SpA	3.3%
Saab AB	3.0%
Thales SA	2.9%
Babcock International Group PLC	1.9%

Key Fund Statistics
(as of February 28, 2026)

Net Assets	$ 1,463,351,401
Number of Holdings	22
Portfolio Turnover Rate	43.76%

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit www.select-funds.com.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements

As of February 28, 2026

Select STOXX® Europe Aerospace & Defense ETF

The financial statements and other information contained herein are submitted for the general information of the shareholders of the Select STOXX® Europe Aerospace & Defense ETF (the “ETF”). The ETF’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETF’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the ETF nor the ETF’s distributor is a bank.

The ETF is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the ETF, including its principals, and Capital Investment Group, Inc.

Schedule of Investments (unaudited)

As of February 28, 2026

	Shares	Value (Note 1)
Common Stocks - 42.95%
Aircraft & Parts - 20.61%
Airbus SE	1,791,759	$97,059,585
MTU Aero Engines AG	317,046	68,126,844
Rolls-Royce Holdings PLC	3,705,777	69,001,568
Safran SA	670,231	67,425,239
		301,613,236
Defense - 20.46%
BAE Systems PLC	526,011	61,017,276
Chemring Group PLC	986,987	7,441,882
Hensoldt AG	500,179	21,892,835
Leonardo SpA	1,432,956	47,989,696
QinetiQ Group PLC	392,433	10,864,507
Rheinmetall AG	161,578	63,789,379
Saab AB	1,230,728	44,601,583
Thales SA	686,832	41,876,147
		299,473,305
Transport Operations & Services - 1.88%
Babcock International Group PLC	1,475,153	27,400,967

Investments, at Value (Cost $576,734,325) - 42.95%		628,487,508
Other Assets Less Liabilities - 57.05%		834,863,893	(a)
Net Assets - 100.00%		$1,463,351,401

(a) Includes cash which is being held as collateral for total return swap contracts.

See Notes to Financial Statements

Swap Contracts

Total Return Swap Contracts

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Financing Entity	Financing Rate		Pay/Receive Termination Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC	BAE Systems PLC	Receive	OBFR +2.25%	(b)	Monthly	01/11/2027	$70,396,348	$10,523,512
Clear Street Derivatives, LLC	Airbus SE	Receive	OBFR +2.25%	(b)	Monthly	01/11/2027	107,539,764	(7,866,964)
Clear Street Derivatives, LLC	Select Stoxx Europe Aerospace	Receive	OBFR +2.25%	(b)	Monthly	01/11/2028	35,686,856	(714,356)
Clear Street Derivatives, LLC	Leonardo SpA	Receive	OBFR +2.25%	(b)	Monthly	01/11/2027	11,063,000	(178,750)
Clear Street Derivatives, LLC	Rheinmetall AG	Receive	OBFR +2.25%	(b)	Monthly	01/11/2027	82,522,262	2,834,494
Clear Street Derivatives, LLC	Rolls-Royce Holdings PLC	Receive	OBFR +2.25%	(b)	Monthly	01/11/2027	161,848,074	36,716,686
Clear Street Derivatives, LLC	Saab AB	Receive	OBFR +2.25%	(b)	Monthly	01/11/2027	5,379,000	57,000
Clear Street Derivatives, LLC	Safran SA	Receive	OBFR +2.25%	(b)	Monthly	01/11/2027	157,256,916	20,295,444
Clear Street Derivatives, LLC	Thales SA	Receive	OBFR +2.25%	(b)	Monthly	01/11/2027	13,668,750	49,500
							$645,360,970	$61,716,566

(b) OBFR - Overnight Bank Funding Rate, 3.64% as of February 28, 2026.

See Notes to Financial Statements

Statement of Assets and Liabilities (unaudited)

As of February 28, 2026

Assets:
Investments, at value	$628,487,508
Cash collateral held for open total return swap contracts	268,000,000
Cash	509,813,929
Interest receivable	1,312,958
Dividend receivable	9,191
Net unrealized appreciation on total return swap contracts	61,716,566
Total assets	1,469,340,152
Liabilities:
Advisory fees	54,953
Administration fees	494,577
Due to counterparty on total return swap contracts	5,439,221
Total liabilities	5,988,751
Total Net Assets	$1,463,351,401
Net Assets Consist of:
Paid in capital	$1,323,537,177
Accumulated earnings	139,814,224
Total Net Assets	$1,463,351,401
Capital Shares Outstanding, no par value
(unlimited authorized shares)	31,410,000
Net Asset Value, Per Share	$46.59
Investments, at cost	$576,734,325

See Notes to Financial Statements

Statement of Operations (unaudited)

For the fiscal period ended February 28, 2026

Investment Income:
Dividends (net of withholding tax of $62,042)	$5,132,592
Interest	$391,952
Total Investment Income	5,524,544
Expenses:
Advisory fees	294,677
Administration fees	2,652,093
Net Expenses	2,946,770

Net Investment Income	2,577,774
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions	(47,533,264)
Total return swap contracts	(5,439,221)
In-kind transactions	98,490,033
Net realized gain from investment transactions and total return swap contracts	45,517,548
Net change in unrealized appreciation (depreciation) on:
Investments	(3,922,812)
Total return swap contracts	61,716,566
Net change in unrealized appreciation on investments and total return swap contracts	57,793,754
Net Realized and Unrealized Gain (Loss)	103,311,302

Net Increase in Net Assets Resulting from Operations	$105,889,076

See Notes to Financial Statements

Statements of Changes in Net Assets
For the fiscal period ended	February 28, 2026 (a)	Fiscal year ended August 31, 2025 (b)
Operations:
Net investment income	$2,577,774	$4,135,024
Net realized loss from investment transactions	(47,533,264)	(21,749,573)
Net realized loss from total return swap contracts	(5,439,221)	—
Net realized gain from in-kind transactions	98,490,033	109,517,727
Net change in unrealized appreciation on investments and total return swap contracts	57,793,754	56,459,313
Net Increase in Net Assets Resulting from Operations	105,889,076	148,362,491

Distributions to Shareholders From Distributable Earnings:
Net investment income	(4,135,600)	(699)

Capital Share Transactions:
Shares sold	825,148,227	1,446,560,136
Shares repurchased	(510,152,984)	(548,319,246)
Net Increase in Net Assets Resulting from Capital Share Transactions	314,995,243	898,240,890

Net Increase in Net Assets	416,748,719	1,046,602,682
Net Assets:
Beginning of Period	1,046,602,682	—
End of Period	$1,463,351,401	$1,046,602,682
Share Information:
Shares sold	18,210,000	38,250,000
Shares repurchased	(11,710,000)	(13,340,000)
Net Increase in Capital Shares	6,500,000	24,910,000

(a) Unaudited

(b) The fund commenced operations on October 21, 2024.

See Notes to Financial Statements

Financial Highlights
For a share outstanding during the fiscal periods ended	February 28, 2026 (a)		Fiscal year ended August 31, 2025 (e)
Net Asset Value, Beginning of Period	$42.02		$25.00

Income (Loss) from Investment Operations:
Net investment income (b)	0.10		0.36
Net realized and unrealized gain on investments and total return swap contracts	4.64		16.68
Total from Investment Operations	4.74		17.04

Less Distributions From:
Net investment income	(0.17)		(0.02)
Total Distributions	(0.17)		(0.02)

Net Asset Value, End of Period	$46.59		$42.02

Total Return	11.33	%(d)	68.23	%(d)
Net Assets, End of Period (in thousands)	$1,463,351		$1,046,603

Ratios of:
Net Expenses to Average Net Assets	0.50	%(c)	0.50	%(c)
Net Investment Income to Average Net Assets	0.43	%(c)	1.05	%(c)
Portfolio turnover rate	43.76	%(d)	16.20	%(d)

(a) Unaudited

(b) Calculated using the average shares method.

(c) Annualized

(d) Not annualized

(e) The fund commenced operations on October 21, 2024

See Notes to Financial Statements

Notes to Financial Statements (unaudited)

As of February 28, 2026

1.	Organization and Significant Accounting Policies

The Select STOXX® Europe Aerospace & Defense ETF, an exchange-traded fund (the “ETF”), is a non-diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The ETF commenced operations on October 21, 2024. The investment objective of the ETF is to seek to provide investment results that, before fees and expenses, track the total return performance of the STOXX® Europe Total Market Aerospace & Defense Index (the “Index”). The ETF invests at least 80% of its total assets in the component securities of the Index. Unlike many investment companies, the ETF does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The ETF will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in exchange listed common stock or American Depository Receipts (“ADRs”) of companies based (headquartered) in Europe who derive at least 50% of their revenue from the manufacture, service, supply and distribution of aeronautical equipment, components, hardware, software or electronic systems; and equipment, systems, components, infrastructure support services, and hardware, software and electronics that directly support civil and military defense efforts.

The ETF will issue and redeem shares at Net Asset Value (“NAV”) only in a large, specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”). Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) under the ticker symbol EUAD, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than NAV (premium) or less than NAV (discount).

Creation Transaction Fees

A fixed creation transaction fee of $250 per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation units purchased in the transactions. An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the ETF for the costs associated with buying the applicable securities. The price for each Creation Unit will equal the ETF’s daily NAV per share times the number of Shares in a Creation Unit plus the Creation Transaction Fees, and, if applicable, any transfer taxes.

The following is a summary of significant accounting policies consistently followed by the ETF. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored for the oversight functions of the Fund. This information is presented in the financial statements and the financial highlights.

Investment Valuation

The ETF’s debt securities are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer), or (iii) based on amortized cost. The ETF’s debt securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent the ETF’s debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of a Fund’s debt securities to determine the market price. For example, the prices of securities with characteristics similar to those held by the ETF may be used to assist with the pricing process. In addition, the pricing service may use proprietary pricing models. Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the Exchange on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the Exchange on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available, or are believed in good faith by the fair value designee to be deemed unreliable,

Notes to Financial Statements (unaudited)

As of February 28, 2026

including restricted securities, fair value determinations are made in accordance with the policies and procedures approved by the Board of Trustees (“Trustees”). Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the Exchange. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s net asset value is not calculated and on which a Fund does not effect sales, redemptions and exchanges of its Shares.

Fair Value Measurement

The ETF has adopted Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the ETF’s investments. These inputs are summarized in the three broad levels listed below:

Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the funds have the ability to access.
Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.
Level 3:	Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the funds’ own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of February 28, 2026, for the ETF’s assets measured at fair value:

	Total	Level 1	Level 2	Level 3(a)
Assets
Common Stocks	$628,487,508	$628,487,508	$—	$—
Unrealized appreciation of total return swap contracts	61,716,566	$—	$61,716,566	$—
Total Assets	$690,204,074	$628,487,508	$61,716,566	$—

(a)	The ETF did not hold any Level 3 securities during the year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income and expenses are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses

The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Notes to Financial Statements (unaudited)

As of February 28, 2026

Distributions

Dividends from net investment income, if any, are declared and paid on an annual basis for the ETF. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the ETF as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	Risk Considerations

Equity Securities Risk. Investments in equity securities may fluctuate in value response to many factors, including general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in it holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index.

Non-Diversification Risk. The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological, or regulatory occurrence than the portfolio of a diversified fund.

Valuation Risk. The sales price that the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Concentration Risk. Because the Fund may concentrate its investments in a particular industry or group of industries, to the extent the Index does, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that industry. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries. Some industries could be subject to greater government regulation than other industries. Therefore, changes in regulatory policies for those industries may have a material effect on the value of securities issued by companies in those industries. The industries in which the Fund may invest, directly or indirectly, will vary based on the investments of the Index.

Sector Risk. Sector risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. Because the Fund invests more heavily in certain sectors, which are also closely related sectors affected by many of the same external factors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. Some sectors could be subject to greater government regulation and changes in government spending and budget policies than other sectors. Therefore, changes in regulatory and government political and economic policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

●	Aerospace and Defense. The aerospace and defense sectors can be significantly affected by government regulation and spending policies because companies involved in these sectors rely, to a significant extent, on government demand for their products and services. The financial condition of these companies is heavily influenced by government defense spending, which may be reduced in efforts to control government budgets. The aerospace sector in particular has recently been affected by adverse economic conditions and consolidation within the sector.

Notes to Financial Statements (unaudited)

As of February 28, 2026

●	Industrials. The industrials sector is subject to the adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; adverse effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims.

Large Capitalization Risk. The Fund has exposure to large-capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Mid-Cap Securities Risk. The Fund may invest in securities of mid-cap companies, which involve greater volatility than investing in larger and more established companies. Mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Foreign Securities Risk. The Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

●	ADRs Risk. ADRs may be subject to some of the same risks as those described above for investments in foreign securities. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units” which are only available to authorized participants (“Authorized Participants” or “APs”). Retail investors may only purchase or sell shares on the Exchange. APs may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

○	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Notes to Financial Statements (unaudited)

As of February 28, 2026

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

●	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Fund’s shares, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

●	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

●	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Authorized Participant Risk. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.

Major public health issues, such as COVID-19, have at times, and may in the future impact the Fund. The COVID-19 pandemic caused substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. Any public health emergency, including the COVID-19 pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could have a material adverse impact on the Fund or its investments. Moreover, changes in interest rates, travel advisories, quarantines, and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity or a slowdown in the U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments. COVID-19, or any other health crisis and the current or any resulting financial, economic, and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, make share repurchases and portfolio liquidity, among other factors.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Notes to Financial Statements (unaudited)

As of February 28, 2026

Passive Investment Risk. The Fund is not actively managed and, therefore, would not sell an equity security due to current or projected underperformance of such security, industry, or sector, unless that security is removed from the Index.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

Counterparty Risk

The stability and liquidity of swap transactions depend in large part on the creditworthiness of the parties to the transactions. It is expected that the Advisor will monitor the creditworthiness of firms with which it will cause the Fund to enter into derivatives contracts. If there is a default by the counterparty to such a transaction, the Fund will, under most normal circumstances, have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in the value of the Fund being less than if the transaction had not been entered into. Furthermore, there is a risk that any of such counterparties could become insolvent and/or the subject of insolvency proceedings. If one or more of the Fund’s counterparties were to become insolvent or the subject of insolvency proceedings in the United States (either under the Securities Investor Protection Act or the United States Bankruptcy Code), there exists the risk that the recovery of such vehicle’s securities and other assets from such prime broker or broker-dealer will be delayed or be of a value less than the value of the securities or assets originally entrusted to such prime broker or broker-dealer. In addition, the Fund may use counterparties located in jurisdictions outside the United States. Such local counterparties are subject to the laws and regulations in non-U.S. jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a counterparty, it is impossible to generalize about the effect of their insolvency on the Fund and its assets. Shareholders should assume that the insolvency of any counterparty would result in a loss to the Fund, which could be material. If the Fund obtains exposure to an investment directly through the use of one or more total return swaps, those investments will be subject to counterparty risk.

3.	Derivatives

The Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index. The Fund’s use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the Advisor and may not be available at the time or price desired. The Fund’s use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument. Derivatives transactions can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. In addition, derivatives transactions can increase the Fund’s transaction costs. Derivatives may be difficult to value and highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivative positions may also be improperly executed or constructed. Use of derivatives may affect the amount the timing and the character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders. When the Fund enters into a derivatives transaction as a substitute for or alternative to a direct cash investment, the Fund is exposed to the risk that the derivative transaction may not 15 provide a return that corresponds precisely or at all with that of the underlying investment. Because most derivatives involve contractual arrangements with a counterparty, no assurance can be given that a particular type of derivative contract can be completed or terminated when desired by the Advisor. Certain derivatives may create a risk of loss greater than the amount invested.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by the Fund on total return swap contracts as of February 28, 2026.

Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)	Net Amount
Clear Street Derivatives, LLC	$70,476,636	$(8,760,070)	$61,716,566	$-	$61,716,566

The average monthly notional amount of total return swap contracts during the fiscal period ended February 28, 2026, was $743,644.

Notes to Financial Statements (unaudited)

As of February 28, 2026

4.	Transactions with Related Parties and Service Providers

Advisor

Pursuant to the Advisory Agreement, the Fund pays Tuttle Capital Management, LLC (the “Advisor”) a monthly management fee equal to 0.05% of the Fund’s average daily net assets.

Administrator

The Nottingham Company (the “Administrator”) serves as the administrator and fund accountant for the ETF. For its services, the Administrator is entitled to receive compensation from the ETF pursuant to the Fund Accounting and Administration Service Agreement with the ETF. Pursuant to the Fund Accounting and Administration Service Agreement, the Administrator is paid a unitary administration services fee of 0.45%, which is designed to pay the Fund’s expenses and to compensate the Administrator for providing services for the Fund. Out of the unitary administration services fee, the Administrator pays substantially all expenses of the Fund, including the costs of fund accounting and net asset value calculation, transfer agency, custody, fund administration, support for the Fund’s relationships with market makers and Authorized Participants, legal, audit, printing, filing fees and registration expenses, insurance, exchange fees and other services, and Independent Trustees’ fees, but excluding (i) investment advisory fee payment under the Trust’s agreement with the Advisor; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor). The Administrator, and not the Fund shareholders, will benefit from any reduction in fees paid for third-party services, including reductions based on increases in assets.

5.	Trustees and Officers

The Board is responsible for the management and supervision of the ETF. The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Effective January 1, 2025, the Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive an annual retainer of $7,500 per year payable quarterly and $2,500 per series in the Trust. In addition, Independent Trustees receive an additional $1,500 per special meeting held. Prior to January 1, 2025, Independent Trustees received $5,000 per year payable quarterly and $2,000 per series in the Trust.

The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings. Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

6.	Purchases and Sales of Investment Securities

For the fiscal period ended February 28, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Non-U.S. Government Securities	Proceeds from Sales of Non-U.S. Government Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities	In-Kind Purchases	In-Kind Sales
$425,721,814	$448,031,757	$-	$-	$485,310,125	$500,564,536

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF. In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications. The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF. The ETF expects risk of loss to be remote.

8.	New Accounting Pronouncement

The following disclosure is applicable to the ETF: In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. ETF’s Management has determined that there is no impact to the ETF’s financial statements.

Notes to Financial Statements (unaudited)

As of February 28, 2026

9.	Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Tax Information

We are required to advise you within 60 days of the ETF’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the ETF’s fiscal period ended February 28, 2026.

During the fiscal period, the ETF paid no income or long-term capital distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in early 2026, to determine the calendar year amounts to be included in their 2025 tax returns. Shareholders should consult a tax advisor regarding the tax consequences of investments in the ETF.

Changes In and Disagreements with Accountants (Form N-CSR Item 8)

There were no changes in or disagreements with the accountants during the period.

Proxy Disclosures for Open-End Management Investment Companies (Form N-CSR Item 9)

Not applicable

Remuneration Paid to Directors, Officers and Others (Form N-CSR Item 10)

The aggregate compensation paid, on behalf of the ETF, to the Trustees for the period of this report was $3,417. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the ETF, and no compensation was paid to any person of whom any officer or director of the ETF is an affiliated person.

Approval of Investment Advisory Agreements (Form N-CSR Item 11)

Not applicable during the period.

Select STOXX® Europe Aerospace & Defense

is a series of

Spinnaker ETF Series

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services 116 South Franklin Street Post Office Box 4365 Rocky Mount, North Carolina 27803-0365	Tuttle Capital Management, LLC 155 Lockwood Road Riverside, Connecticut 06878

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	www.select-funds.com

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

No changes during the period.

Item 9.	Proxy Disclosure For Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

None.

Item 16.	Controls and Procedures.

(a)	The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.
Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

Filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date: May 7, 2026	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: May 7, 2026	Katherine M. Honey President and Principal Executive Officer

/s/ Peter McCabe
Date: May 7, 2026	Peter McCabe Treasurer, Principal Accounting Officer, and Principal Financial Officer